CLIMATE EVENT AT GENERAL CERRI COMPLEX	12 Months Ended
Dec. 31, 2025
CLIMATE EVENT AT GENERAL CERRI COMPLEX [Abstract]
CLIMATE EVENT AT GENERAL CERRI COMPLEX
24.	CLIMATE EVENT AT GENERAL CERRI COMPLEX

On March 7, 2025, unprecedented heavy rainfall—the most extreme in the last 100 years—was recorded in the city of Bahía Blanca and adjacent areas, causing flooding across all urban and surrounding regions (the "Event").

The Event led to the overflow of the Saladillo García stream, which flooded the Cerri Complex, halting liquid production and partially affecting natural gas transportation services. It is also worth noting that the external electrical distribution system, as well as the Complex's electrical generation and distribution facilities, were affected.

The natural gas transportation service was gradually restored and is currently operating at full capacity, without any significant impact on the revenues of the Natural Gas Transportation business segment.

Regarding the Liquids Production and Commercialization segment, at the Cerri Complex, production was completely halted from March 7, 2025, until early May. Currently, the Cerri Complex is operating under normal conditions.

For the year ended December 31, 2025, the Company recorded a loss of Ps. 54,281,299, corresponding to expenses related to the event which is recorded under “Other operating results, net” in the Consolidated Statement of Comprehensive Income for the year ended on that date.

It is worth noting that the Company has coverage for property damage and business interruption, which is subject to the terms and conditions of insurance policies and applicable sublimits. The property damage deductible amounts to US$1 million, while the business interruption coverage includes a 60-day waiting period for the Liquids Production and Commercialization segment. While negotiations with insurance providers are ongoing and the final recovery amount and timing remain uncertain, as of December 31, 2025, we received Ps. 3,306,624 as advance payments against the final settlement of the claim, which is recorded under “Other operating results, net” in the Consolidated Statement of Comprehensive Income for the year ended on that date.